Inventories (Tables)	9 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Raw materials	$7,768	$6,910
Work-in-process	16,806	13,849
Finished goods	86,490	67,653
	$111,064	$88,412